Prepaid Expenses and Other Current Assets and Accrued Expenses - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid insurance	$ 1,741	$ 23
Prepaid research and development expenses	359	1,686	$ 167
Other	223
Other assets including prepaid insurance		23	8
Total prepaid expenses and other current assets	$ 2,323	$ 1,709	$ 175